OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Operating Lease Commitments Tables
Schedule of lease payments
Scheduled
Year Ending December 31:	Payments
2015	$539,705
2016	541,656
2017	487,517
2018	478,587
2019	342,336
2020 and thereafter	2,277,656
Total minimum rental payments	$4,667,457